Advisory Research Emerging Markets Opportunities Fund
(Ticker Symbol: ADVMX)

Advisory Research Global Value Fund
(Ticker Symbol: ADVWX)

Advisory Research International Small Cap Value Fund
Investor Class (Ticker Symbol: ADVIX)
Class I (Ticker Symbol: ADVLX)

Each a series of Investment Managers Series Trust

Supplement dated June 30, 2017, to the
Prospectus and Statement of Additional Information ("SAI"), both dated March 1, 2017, as amended.

Effective July 1, 2017 (the "Effective Date"), the portfolio management team for each of the Advisory Research Emerging Markets Opportunities Fund, the Advisory Research Global Value Fund and the Advisory Research International Small Cap Value Fund will change as described below. As a result, as of the Effective Date, the Prospectus and SAI are updated as follows.

Drew Edwards and Marco P. Priani will no longer serve as portfolio managers of the Advisory Research Emerging Markets Opportunities Fund (the "Emerging Markets Fund"). Stephen Evans will be added and Kevin A. Ross will continue as a portfolio manager to the Emerging Markets Fund. Accordingly, the "Portfolio Managers" section on page 10 of the Prospectus is replaced with the following:

Kevin A. Ross and Stephen Evans are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Managers	Portfolio Manager of the Fund Since:
Kevin A. Ross	2017
Stephen Evans	2017

Drew Edwards, Marco P. Priani, James M. Langer, Matthew K. Swaim and Bruce M. Zessar will no longer serve as portfolio managers of the Advisory Research Global Value Fund (the "Global Value Fund"). Adam Steffanus and Michael Valentinas will be added as portfolio managers to the Global Value Fund. Accordingly, the "Portfolio Managers" section on page 15 of the Prospectus is replaced with the following:

Adam Steffanus and Michael Valentinas are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Managers	Portfolio Manager of the Fund Since:
Adam Steffanus	2017
Michael Valentinas	2017

Drew Edwards and Marco P. Priani will no longer serve as portfolio managers of the Advisory Research International Small Cap Value Fund (the "International Small Cap Fund"). Kevin A. Ross and Stephen Evans will be added as portfolio managers to the International Small Cap Fund. Accordingly, the "Portfolio Managers" section on page 28 of the Prospectus is replaced with the following:

Kevin A. Ross and Stephen Evans are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Managers	Portfolio Manager of the Fund Since:
Kevin A. Ross	2017
Stephen Evans	2017

The paragraphs regarding the Emerging Markets Fund, Global Value Fund and International Small Cap Fund under the heading entitled "Portfolio Managers" beginning on page 55 of the Prospectus are replaced with the following:

The Emerging Markets Opportunities Fund is team managed by Kevin A. Ross and Stephen Evans.

The Global Value Fund is team managed by Adam Steffanus and Michael Valentinas.

The International Small Cap Value Fund is team managed by Kevin A. Ross and Stephen Evans.

The following paragraphs are added under the heading entitled "Portfolio Managers" beginning on page 55 of the Prospectus:

Kevin A. Ross, CFA has 11 years of investment experience and has served as a Senior Vice President of the firm and Portfolio Manager since 2017 and a Research Analyst of the firm since 2013. Prior to joining ARI, Mr. Ross worked as an International Equity Analyst at Driehaus Capital Management in Chicago from August 2008 to April 2013. He also worked as a Senior Research Associate at Raymond James from July 2006 to July 2008 with a focus on the real estate industry. Mr. Ross holds a B.S.B.A. in finance and international business from Washington University, St. Louis and an M.B.A. with a concentration in finance, international business, and economics from the University of Chicago, Booth School of Business.

Stephen Evans, CFA has 23 years of investment experience and has served as a Managing Director of the firm and Portfolio Manager since 2017. Prior to joining ARI, he served as Senior Portfolio Manager within U.S. Trust for 14 years. Mr. Evans was also a portfolio manager with Merrill Lynch Investment Management for five years specializing in trust portfolio management and privately managed accounts. During his tenure in the financial services industry he has held positions as a financial advisor with Paine Webber and a mortgage banker with Arlington Capital Mortgage. Mr. Evans graduated from Hampden-Sydney College in 1984 and earned his M.A. in English from McNeese State University. Mr. Evans has also done graduate coursework in Finance and Economics at Princeton University and earned an M.B.A. (with distinction) from Rider University. He is a Chartered Financial Analyst and is a member of both the CFA Institute and the New York Society of Security Analysts (NYSSA).

Adam Steffanus, CFA has 19 years of investment experience and has served as a Managing Director of the firm and Portfolio Manager since 2017. Prior to joining ARI, he was a co-lead Portfolio Manager at Credit Suisse Asset Management. Mr. Steffanus joined Credit Suisse in 2005 after receiving his MBA from The University of Chicago Booth School of Business. Prior to business school, Mr. Steffanus worked in private equity structuring leveraged buyout transactions. Mr. Steffanus is a CFA charterholder and an active member of the CFA institute and the CFA Society of Chicago.

Michael Valentinas, CPA has 19 years of investment experience and has served as a Managing Director of the firm and Portfolio Manager since 2017. Prior to joining ARI, he was responsible for leading the development of Credit Suisse HOLT's stock selection framework and researching global trends in the equity markets. He joined HOLT Value Associates in 2001 after spending three years as a tax and compensation consultant for Arthur Andersen. He is a CPA and a graduate of DePaul University in Chicago, IL.

The following replaces the "Other Accounts Managed by the Portfolio Managers" section beginning on page B-37 of the SAI:

As of May 31, 2017:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Adam Dabrowski	0	$0	0	$0	1	$39.7
Bruce M. Zessar	1	$386.2	8	$290.2	171	$822
Chris Harvey	1	$386.2	8	$290.2	171	$822
James M. Langer	1	$386.2	8	$290.2	171	$822
Kevin A. Ross	0	$0	1	$117.7	30	$5
Matthew K. Swaim	1	$386.2	8	$290.2	171	$822
Stephen Evans	0	$0	0	$0	4	$287.9
Adam Steffanus	0	$0	0	$0	31	$377.4
Michael Valentinus	0	$0	0	$0	31	$377.4

Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Adam Dabrowski	0	$0	0	$0	0	$0
Bruce M. Zessar	0	$0	0	$0	0	$0
Chris Harvey	0	$0	0	$0	0	$0
James M. Langer	0	$0	0	$0	0	$0
Kevin A. Ross	0	$0	0	$0	0	$0
Matthew K. Swaim	0	$0	0	$0	0	$0
Stephen Evans	0	$0	0	$0	0	$0
Adam Steffanus	0	$0	0	$0	0	$0
Michael Valentinus	0	$0	0	$0	0	$0

The following replaces the "Ownership of the Funds by Portfolio Managers" on page B-38 of the SAI:

The following chart sets forth the dollar range of equity securities owned by each portfolio manager in the Funds as of May 31, 2017.

Name of Portfolio Manager	Dollar Range of Securities in the Funds (A: None, B: $1-$10,000, C: $10,001-$50,000, D: $50,001-$100,000, E: $100,001 - $500,000, F: $500,001 - $1,000,000, G: Over $1,000,000)
	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Adam Dabrowski	C	A	A	C	A	C
Bruce M. Zessar	E	C	A	A	E	E
Chris Harvey	A	A	A	A	A	A
James M. Langer	A	A	E	A	A	A
Kevin A. Ross	A	E	C	C	A	A
Matthew K. Swaim	D	A	E	A	E	C
Stephen Evans	A	A	A	A	A	A
Adam Steffanus	A	A	A	A	A	A
Michael Valentinas	A	A	A	A	A	A

All references to Drew Edwards and Marco P. Priani in the Prospectus and SAI are hereby deleted in their entirety.

Please file this Supplement with your records.